[front cover]

AMERICAN CENTURY
Fund Profile

[photo of woman sitting on bench, photo of hand holding pencil]

Arizona Intermediate-Term Municipal Fund

This profile summarizes key information about the fund that is included in the fund's Prospectus. The fund's Prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest.

You may obtain the Prospectus and other information about the fund at no cost by calling us at 1-800-345-2021, accessing our Web site or visiting one of our
Investor Centers. See the back cover for additional telephone numbers and our address.

January 29, 2001
Investor Class

[american century logo (reg.sm)]
American Century

ARIZONA INTERMEDIATE-TERM MUNICIPAL FUND

1. WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

    Arizona Intermediate-Term Municipal seeks safety of principal and high current income that is exempt from federal and Arizona income taxes.

2. WHAT IS THE FUND'S INVESTMENT STRATEGY?

    The fund managers buy intermediate-term, quality debt securities with income payments exempt from federal and Arizona income taxes. Cities, counties and other municipalities in Arizona usually issue these securities for public projects, such as schools and roads.

    The fund managers also may buy intermediate-term, quality debt securities with interest payments exempt from federal and Arizona income taxes, but are not exempt from the federal alternative minimum tax. Cities, counties and other municipalities in Arizona usually issue these securities (called private activity bonds) to fund for-profit private projects, such as hospitals and athletic stadiums.

    The fund managers also may use futures contracts and options to pursue the fund's investment objectives.

    In the event of exceptional market or economic conditions, the fund may, as a temporary defensive measure, invest all or a substantial portion of its assets in cash or cash-equivalent securities. If the fund assumes a defensive position, it will not be pursuing its investment objectives and may generate taxable income.

    The fund managers attempt to keep the weighted average maturity of the fund between five and 10 years.

    Additional information about Arizona Intermediate-Term Municipal's investments is available in its annual and semi-annual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling
    us.

3. WHAT ARE THE SIGNIFICANT RISKS OF INVESTING IN THE FUND?

    *  When interest rates change, the fund's share value will be affected.
       Generally, when interest rates rise, the fund's share value will usually decline. The opposite is usually true when interest rates decline. The interest rate risk for Arizona Intermediate-Term Municipal is higher than for funds that have shorter weighted average maturities, such as money market and short-term bond funds.

    *  The fund may invest in securities rated in the lowest investment-grade category (for example, Baa or BBB). The issuers of these securities are more likely to pose a credit risk, that is, to have problems making interest and principal payments.

    *  Some or all of the fund's income may be subject to the federal alternative minimum tax.

    *  Because the fund invests primarily in Arizona municipal securities, it will be sensitive to events that affect Arizona's economy. Arizona
       Intermediate-Term Municipal may have a higher level of risk than funds that invest in a larger universe of securities.

    *  As with all funds, your shares may be worth more or less at any given time than the price you paid for them. As a result, it is possible to lose money by investing in the fund.

    *  An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any
       other government agency.

    In summary, Arizona Intermediate-Term Municipal is intended for investors who seek safety of principal and high current income that is exempt from federal and Arizona income taxes through a municipal securities fund, and who are willing to accept the risks associated with the fund's investment strategy.

    FUND PERFORMANCE

    The following bar chart shows the actual performance of Arizona
    Intermediate-Term Municipal's shares for each full calendar year since the fund's inception on April 11, 1994. The bar chart indicates the volatility of the fund's historical returns from year to year. The bar chart and the performance information below are not intended to indicate how the fund will perform in the future.

Arizona Intermediate-Term Municipal           American Century Investments

    [data shown in bar chart]

    Calendar Year-By-Year Returns

    2000      9.72%
    1999     -0.94%
    1998      5.90%
    1997      6.90%
    1996      3.74%
    1995     13.15%

    The highest and lowest quarterly returns for the period reflected in the bar chart are:

                              Highest                 Lowest
    ---------------------------------------------------------------------------
    Arizona Intermediate-
    Term Municipal            4.60% (1Q 1995)         -1.63% (2Q 1999)

    The following table shows the average annual total returns of the fund's shares for the periods indicated. The Lehman 5-Year General Obligation
    Index, an unmanaged index that reflects no operating costs, is included as a benchmark for performance comparisons. For current performance information, including yields, please call us or access our Web site.

                                       1 YEAR      5 YEARS      LIFE OF FUND(1)

     AVERAGE ANNUAL TOTAL RETURNS (PERIOD ENDED DECEMBER 31, 2000)

        Arizona Intermediate-Term
           Municipal                   9.72%        5.00%           5.94%
        Lehman 5-Year General
           Obligation Index            7.67%        5.04%           5.70%(2)

        (1) The inception date of Arizona Intermediate-Term Municipal is April
            11, 1994.

        (2) Since March 31, 1994, the date closest to the fund's inception for which data are available.

4. WHAT ARE THE FUND'S FEES AND EXPENSES?

    There are no sales loads, fees or other charges

    *  to buy fund shares directly from American Century

    *  to reinvest dividends in additional shares

    *  to exchange into the Investor Class shares of other American Century funds

    *  to redeem your shares

    The following table describes the fees and expenses you may pay if you buy and hold shares of the fund.

     ANNUAL FUND OPERATING EXPENSES
     (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

         Management Fee                               0.50%(1)
         Distribution and Service (12b-1) Fees        None
         Other Expenses                               0.01%(2)
         Total Annual Fund Operating Expenses         0.51%

        (1) Based on expenses incurred during the fund's most recent fiscal year. The fund has a stepped fee schedule. As a result, the fund's management fee rate generally decreases as fund assets increase.

        (2) Other expenses include the fees and expenses of the fund's independent trustees and their legal counsel, as well as interest.

           EXAMPLE

             Assuming you . . .

             * invest $10,000 in the fund
             * redeem all of your shares at the end of the periods shown below
             * earn a 5% return each year
             * incur the same operating expenses as shown above

             . . . your cost of investing in the fund would be:

             1 year         3 years       5 years       10 years
              $52            $163          $285           $640

             Of course, actual costs may be higher or lower. Use this example to compare the costs of investing in other funds.

5. WHO ARE THE FUND'S INVESTMENT ADVISOR AND PORTFOLIO MANAGERS?

    American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century uses teams of portfolio managers, assistant portfolio managers and analysts working together to manage its mutual funds. Identified below is the portfolio manager who leads the team that manages Arizona Intermediate-Term
    Municipal:

    KENNETH SALINGER, Portfolio Manager, has been a member of the Arizona
    Intermediate-Term Municipal team since July 1998. He joined American Century in April 1992. He has a bachelor's degree in quantitative economics from the
    University of California-San Diego. He is a Chartered Financial Analyst.

Arizona Intermediate-Term Municipal                            Fund Profile

6. HOW DO I BUY FUND SHARES?

    American Century offers several ways to purchase shares

    *  Complete and return an application along with an investment check payable to American Century Investments

    *  If you already have an American Century account, call us or access our
       Web site to exchange shares from another American Century fund

    *  Call us and send your investment by bank wire transfer

    Your initial investment must be at least $5,000. If your account balance falls below this account minimum, your shares may be redeemed involuntarily.

7. HOW DO I SELL FUND SHARES?

    You may sell all or part of your fund shares on any business day by writing or calling us. You also may exchange your shares in Arizona
    Intermediate-Term Municipal for shares in nearly 70 other mutual funds offered by American Century. Depending on the options you select when you open your account, some restrictions may apply. For your protection, some redemption requests require a signature guarantee.

8. HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

    Arizona Intermediate-Term Municipal pays distributions of substantially all of its income monthly. Distributions will generally be exempt from federal and Arizona income taxes. Some or all of the fund's income may, however, be subject to the federal alternative minimum tax. Consult your tax advisor for information about whether you are subject to the federal alternative minimum tax. Distributions are reinvested automatically in additional shares unless you choose another option.

9. WHAT SERVICES ARE AVAILABLE?

    American Century offers several ways to make it easier for you to manage your account, such as

    *  telephone transactions
    *  wire and electronic funds transfers
    *  24-hour Automated Information Line transactions
    *  24-hour online account access and transactions

    You will find more information about these choices in Your Guide to American
    Century Services, which you may request by calling us, accessing our Web site or visiting one of our Investor Centers.

--------------------------------------------------------------------------------
AMERICAN CENTURY INVESTMENTS
P.O. BOX 419200
KANSAS CITY, MISSOURI 64141-6200

INVESTOR RELATIONS
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

FAX
816-340-7962

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485

BUSINESS, NOT-FOR-PROFIT AND
EMPLOYER-SPONSORED RETIREMENT PLANS
1-800-345-3533

Visit our Web site at WWW.AMERICANCENTURY.COM

                                   American Century Investment Services, Inc.
SH-PRF-23624   0101             (c)2001 American Century Services Corporation

AMERICAN CENTURY

Fund Profile

[photo of woman sitting on bench, photo of hand holding pencil]

Florida Municipal Money Market Fund

This profile summarizes key information about the fund that is included in the fund's Prospectus. The fund's Prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest.

You may obtain the Prospectus and other information about the fund at no cost by calling us at 1-800-345-2021, accessing our Web site or visiting one of our
Investor Centers. See the back cover for additional telephone numbers and our address.

January 29, 2001
Investor Class

[american century logo (reg. sm) and text logo]
American
Century

FLORIDA MUNICIPAL MONEY MARKET FUND

1. WHAT ARE THE FUND'S INVESTMENT OBJECTIVES?

    Florida Municipal Money Market seeks safety of principal and high current income that is exempt from federal income tax and seeks to be exempt from the Florida intangible personal property tax.

2. WHAT IS THE FUND'S INVESTMENT STRATEGY?

    The fund managers buy cash-equivalent, high-quality debt  securities with interest payments exempt from federal income tax and the Florida intangible personal property tax. Cities, counties and other municipalities in Florida usually issue these securities for public projects, such as schools and roads.

    The fund managers also may buy cash-equivalent, high-quality debt securities with interest payments exempt from federal income tax and from the Florida intangible personal property tax, but are not exempt from the federal alternative minimum tax. Cities, counties and other municipalities in
    Florida  usually issue these securities (called private activity bonds)  to fund for-profit private projects, such as hospitals and  athletic stadiums.

    Additional information about Florida Municipal Money Market's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling us.

3. WHAT ARE THE SIGNIFICANT RISKS OF INVESTING IN THE FUND?

    *  An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any
       other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

    *  Because cash-equivalent securities are among the safest securities available, the interest they pay is among the lowest for income-paying securities. Accordingly, the yield on this fund will likely be lower than funds that invest in longer-term or lower-quality securities.

    *  Some or all of the fund's income may be subject to the federal alternative minimum tax.

    *  Because the fund invests primarily in Florida municipal securities, it will be sensitive to events that affect Florida's economy. Florida
       Municipal Money Market may have a higher level of risk than funds that invest in a larger universe of securities.

    FUND PERFORMANCE

    The following bar chart shows the actual performance of Florida Municipal
    Money Market's shares for each full  calendar year since the fund's inception on April 11, 1994. The bar chart indicates the volatility of the fund's historical returns from year to year. The bar chart and the performance information below are not intended to indicate how the fund will perform in the future.

    [data from bar chart]
    Calendar Year-By-Year Returns
    2000               3.81%
    1999               2.94%
    1998               3.13%
    1997               3.39%
    1996               3.67%
    1995               4.07%

    The highest and lowest quarterly returns for the period reflected in the bar chart are:

                              Highest                 Lowest
    Florida Municipal
    Money Market              1.06% (2Q 1995)         0.63% (1Q 1999)

    The following table shows the average annual total returns of the fund's shares for the periods indicated. The Lipper Other States Tax-Exempt Money
    Market Funds, an unmanaged index that reflects no operating costs, is included as a benchmark for performance comparisons. For current performance information, including yields, please call us or access our Web site.

Florida Municipal Money Market                American Century Investments

                                                   1 YEAR    5 YEARS   LIFE OF FUND(1)
     AVERAGE ANNUAL TOTAL RETURNS (PERIOD ENDED DECEMBER 31, 2000)
      Florida Municipal Money Market               3.81%      3.38%     3.48%

      Lipper Other States
        Tax-Exempt Money Market Funds              3.63%      3.15%     3.22%(2)

        (1) The inception date for Florida Municipal Money Market is April 11,
            1994.

        (2) Since April 30, 1994, the date closest to the fund's inception for which data are available.

4. WHAT ARE THE FUND'S FEES AND EXPENSES?

    There are no sales loads, fees or other charges

    * to buy fund shares directly from American Century
    * to reinvest dividends in additional shares
    * to exchange into the Investor Class shares of other American Century funds
    * to redeem your shares

    The following table describes the fees and expenses you may pay if you buy and hold shares of the fund.

     ANNUAL FUND OPERATING EXPENSES
     (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
         Management Fee                               0.49%(1)
         Distribution and Service (12b-1) Fees        None
         Other Expenses                               0.01%(2)
         Total Annual Fund Operating Expenses         0.50%

        (1) Based on expenses incurred during the fund's most recent fiscal year. The fund has a stepped fee schedule. As a result, the fund's management fee rate generally decreases as fund assets increase.

        (2) Other expenses include the fees and expenses of the fund's independent trustees and their legal counsel, as well as interest.

           EXAMPLE
             Assuming you . .

             * invest $10,000 in the fund
             * redeem all of your shares at the end of the periods shown below
             * earn a 5% return each year
             * incur the same operating expenses as shown above

             . . . your cost of investing in the fund would be:

             1 year    3 years    5 years      10 years
              $51       $160       $279          $627

             Of course, actual costs may be higher or lower. Use this example to compare the costs of investing in other funds.

5. WHO ARE THE FUND'S INVESTMENT ADVISOR AND PORTFOLIO MANAGERS?

    American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century uses teams of portfolio managers, assistant portfolio managers and analysts working together to manage its mutual funds. Identified below is the portfolio manager who leads the team that manages Florida Municipal Money Market:

    BRYAN E. KARCHER, Vice President and Portfolio Manager, has been a member of the Florida Municipal Money Market team since June 1995. He joined American
    Century in July 1989 and has been a Portfolio Manager since June 1995. He has a bachelor's degree in economics from the University of California-Los
    Angeles. He is a Chartered Financial Analyst.

6. HOW DO I BUY FUND SHARES?

    American Century offers several ways to purchase shares

    *  Complete and return an application along with an investment check payable to American Century Investments

    *  If you already have an American Century account, call us or access our
       Web site to exchange shares from another American Century fund

    *  Call us and send your investment by bank wire transfer

    Your initial investment must be at least $2,500. If your account balance falls below this account minimum, your shares may be redeemed involuntarily.

7. HOW DO I SELL FUND SHARES?

    You may sell all or part of your fund shares on any business day by writing or calling us. You also may exchange your shares in Florida Municipal Money
    Market for shares in nearly 70 other mutual funds offered by American
    Century. Depending on the options you select when you open your account, some restrictions may apply. For your protection, some redemption requests require a signature guarantee.

Florida Municipal Money Market                                 Fund Profile

8. HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

    Dividends are declared and available for redemption daily. Distributions will generally be exempt from federal income tax and the Florida intangible personal property tax. Some or all of the fund's income may, however, be subject to the federal alternative minimum tax. Consult your tax advisor for information about whether you are subject to the federal alternative minimum tax. Distributions are reinvested automatically in additional shares unless you choose another option.

9. WHAT SERVICES ARE AVAILABLE?

    American Century offers several ways to make it easier for you to manage your account, such as

    *  telephone transactions
    *  wire and electronic funds transfers
    *  24-hour Automated Information Line transactions
    *  24-hour online account access and transactions

    You will find more information about these choices in  Your Guide to
    American Century Services, which you may request by calling us, accessing our Web site or visiting one of our Investor Centers.

--------------------------------------------------------------------------------
AMERICAN CENTURY INVESTMENTS
P.O. BOX 419200
KANSAS CITY, MISSOURI 64141-6200

INVESTOR RELATIONS
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

FAX
816-340-7962

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485

BUSINESS, NOT-FOR-PROFIT AND
EMPLOYER-SPONSORED RETIREMENT PLANS
1-800-345-3533

Visit our Web site at   WWW.AMERICANCENTURY.COM  [graphic of arrow]

SH-PRF-23607   0101                American Century Investment Services, Inc.
                                (c)2001 American Century Services Corporation

[front cover]

AMERICAN CENTURY
Fund Profile

[photo of woman sitting on bench, photo of hand holding pencil]

Florida Intermediate-Term Municipal Fund

This profile summarizes key information about the fund that is included in the fund's Prospectus. The fund's Prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest.

You may obtain the Prospectus and other information about the fund at no cost by calling us at 1-800-345-2021, accessing our Web site or visiting one of our
Investor Centers. See the back cover for additional telephone numbers and our address.

January 29, 2001
Investor Class

[american century logo (reg.sm)]
American Century

FLORIDA INTERMEDIATE-TERM MUNICIPAL FUND

1. WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

    Florida Intermediate-Term Municipal seeks safety of principal and high current income that is exempt from federal income tax and seeks to be exempt from the Florida intangible personal property tax.

2. WHAT IS THE FUND'S INVESTMENT STRATEGY?

    The fund managers buy intermediate-term, quality debt securities with interest payments exempt from federal income tax and the Florida intangible personal property tax. Cities, counties and other municipalities in Florida usually issue these securities for public projects, such as schools and roads.

    The fund managers also may buy intermediate-term, quality debt securities with interest payments exempt from federal income tax and which are exempt from the Florida intangible personal property tax, but are not necessarily exempt from the federal alternative minimum tax. Cities, counties and other municipalities in Florida usually issue these securities (called private activity bonds) to fund for-profit private projects, such as hospitals and athletic stadiums.

    The fund managers also may use futures contracts and options to pursue the fund's investment objectives.

    In the event of exceptional market or economic conditions, the fund may, as a temporary defensive measure, invest all or a substantial portion of its assets in cash or cash-equivalent securities. If the fund assumes a defensive position, it will not be pursuing its investment objectives and may generate taxable income.

    The fund managers attempt to keep the weighted average maturity of the fund between five and 10 years.

    Additional information about Florida Intermediate-Term Municipal's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling
    us.

3. WHAT ARE THE SIGNIFICANT RISKS OF INVESTING IN THE FUND?

    *  When interest rates change, the fund's share value will be affected. When interest rates rise, the fund's share value will usually decline. The opposite is usually true when interest rates decline. The interest rate risk for Florida Intermediate-Term Municipal is higher than for funds that have shorter weighted average maturities, such as money market and short-term bond funds.

    *  The fund may invest in securities rated in the lowest investment-grade category (for example, Baa or BBB). The issuers of these securities are more likely to pose a credit risk, that is, to have problems making interest and principal payments.

    *  Some or all of the fund's income may be subject to the federal alternative minimum tax.

    *  Because the fund invests primarily in Florida municipal securities, it will be sensitive to events that affect Florida's economy. Florida
       Intermediate-Term Municipal may have a higher level of risk than funds that invest in a larger universe of securities.

    *  As with all funds, your shares may be worth more or less at any given time than the price you paid for them. As a result, it is possible to lose money by investing in the fund.

    *  An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any
       other government agency.

    In summary, Florida Intermediate-Term Municipal is intended for investors who seek safety of principal and high current income that is exempt from federal income tax and the Florida intangible personal property tax through a municipal securities fund, and who are willing to accept the risks associated with the fund's investment strategy.

    FUND PERFORMANCE

    The following bar chart shows the actual performance of Florida
    Intermediate-Term Municipal's shares for each full calendar year since the fund's inception on April 11, 1994. The bar chart indicates the volatility of the fund's historical returns from year to year. The bar chart and the performance information below are not intended to indicate how the fund will perform in the future.

Florida Intermediate-Term Municipal           American Century Investments

    [data shown in bar chart]

    Calendar Year-By-Year Returns

    2000      9.91%
    1999     -0.59%
    1998      6.49%
    1997      8.22%
    1996      3.66%
    1995     13.49%

    The highest and lowest quarterly returns for the period reflected in the bar chart are:

                              Highest                 Lowest
    ---------------------------------------------------------------------------
    Florida Intermediate-
    Term Municipal            5.06% (1Q 1995)         -1.63% (2Q 1999)

    The following table shows the average annual total returns of the fund's shares for the periods indicated. The Lehman 5-Year General Obligation
    Index, an unmanaged index that reflects no operating costs, is included as a benchmark for performance comparisons. For current performance information, including yields, please call us or access our Web site.

                                     1 YEAR       5 YEARS      LIFE OF FUND(1)

     AVERAGE ANNUAL TOTAL RETURNS (PERIOD ENDED DECEMBER 31, 2000)

        Florida Intermediate-Term
           Municipal                 9.91%         5.47%           6.20%
        Lehman 5-Year General
           Obligation Index          7.67%         5.04%           5.70%(2)

        (1) The inception date of Florida Intermediate-Term Municipal is April
            11, 1994.

        (2) Since March 31, 1994, the date closest to the fund's inception for which data are available.

4. WHAT ARE THE FUND'S FEES AND EXPENSES?

    There are no sales loads, fees or other charges

    *  to buy fund shares directly from American Century

    *  to reinvest dividends in additional shares

    *  to exchange into the Investor Class shares of other American Century funds

    *  to redeem your shares

    The following table describes the fees and expenses you may pay if you buy and hold shares of the fund.

     ANNUAL FUND OPERATING EXPENSES
     (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

        Management Fee                                  0.50%(1)
        Distribution and Service (12b-1) Fees           None
        Other Expenses                                  0.01%(2)
        Total Annual Fund Operating Expenses            0.51%

        (1) Based on expenses incurred during the fund's most recent fiscal year. The fund has a stepped fee schedule. As a result, the fund's management fee rate generally decreases as fund assets increase.

        (2) Other expenses include the fees and expenses of the fund's independent trustees and their legal counsel, as well as interest.

           EXAMPLE

             Assuming you . . .

             * invest $10,000 in the fund
             * redeem all of your shares at the end of the periods shown below
             * earn a 5% return each year
             * incur the same operating expenses as shown above

             . . . your cost of investing in the fund would be:

             1 year        3 years       5 years       10 years
              $52           $163          $285           $640

             Of course, actual costs may be higher or lower. Use this example to compare the costs of investing in other funds.

5. WHO ARE THE FUND'S INVESTMENT ADVISOR AND PORTFOLIO MANAGERS?

    American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century uses teams of portfolio managers, assistant portfolio managers and analysts working together to manage its mutual funds. Identified below is the portfolio manager who leads the team that manages Florida Intermediate-Term
    Municipal:

    KENNETH SALINGER, Portfolio Manager, has been a member of the Florida
    Intermediate-Term Municipal team since October 1996. He joined American
    Century in April 1992. He has a bachelor's degree in quantitative economics from the University of California-San Diego. He is a Chartered Financial
    Analyst.

Florida Intermediate-Term Municipal                            Fund Profile

6. HOW DO I BUY FUND SHARES?

    American Century offers several ways to purchase shares

    *  Complete and return an application along with an investment check payable to American Century Investments

    *  If you already have an American Century account, call us or access our
       Web site to exchange shares from another American Century fund

    *  Call us and send your investment by bank wire transfer

    Your initial investment must be at least $5,000. If your account balance falls below this account minimum, your shares may be redeemed involuntarily.

7. HOW DO I SELL FUND SHARES?

    You may sell all or part of your fund shares on any business day by writing or calling us. You also may exchange your shares in Florida
    Intermediate-Term Municipal for shares in nearly 70 other mutual funds offered by American Century. Depending on the options you select when you open your account, some restrictions may apply. For your protection, some redemption requests require a signature guarantee.

8. HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

    Florida Intermediate-Term Municipal pays distributions of substantially all of its income monthly. Distributions will generally be exempt from the
    Florida intangible personal property tax and regular federal income tax.
    Some or all of the fund's income may, however, be subject to the federal alternative minimum tax. Consult your tax advisor for information about whether you are subject to the federal alternative minimum tax.
    Distributions are reinvested automatically in additional shares unless you choose another option.

9. WHAT SERVICES ARE AVAILABLE?

    American Century offers several ways to make it easier for you to manage your account, such as

    *  telephone transactions
    *  wire and electronic funds transfers
    *  24-hour Automated Information Line transactions
    *  24-hour online account access and transactions

    You will find more information about these choices in Your Guide to American
    Century Services, which you may request by calling us, accessing our Web site or visiting one of our Investor Centers.

--------------------------------------------------------------------------------
AMERICAN CENTURY INVESTMENTS
P.O. BOX 419200
KANSAS CITY, MISSOURI 64141-6200

INVESTOR RELATIONS
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

FAX
816-340-7962

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485

BUSINESS, NOT-FOR-PROFIT AND
EMPLOYER-SPONSORED RETIREMENT PLANS
1-800-345-3533

Visit our Web site at WWW.AMERICANCENTURY.COM

                                   American Century Investment Services, Inc.
SH-PRF-23625  0101              (c)2001 American Century Services Corporation

AMERICAN CENTURY
Fund Profile
[photo of woman sitting on bench, photo of hand holding pencil]

Tax-Free Money Market Fund

This profile summarizes key information about the fund that is included in the fund's Prospectus. The fund's Prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest.

You may obtain the Prospectus and other information about the fund at no cost by calling us at 1-800-345-2021, accessing our Web site or visiting one of our
Investor Centers. See the back cover for additional telephone numbers and our address.

January 29, 2001
Investor Class

[american century logo (reg.sm)]
American Century

TAX-FREE MONEY MARKET FUND

1. WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

    Tax-Free Money Market seeks safety of principal and high current income that is exempt from federal income tax.

2. WHAT IS THE FUND'S INVESTMENT STRATEGY?

    The fund managers buy cash-equivalent, high-quality debt securities with interest payments exempt from federal income tax. Cities, counties and other municipalities in the 50 states and U.S. territories usually issue these securities for public projects, such as schools and roads.

    The fund managers also may buy cash-equivalent, high-quality debt securities with interest payments exempt from regular federal income tax, but are not exempt from the federal alternative minimum tax. Cities, counties and other municipalities usually issue these securities (called private activity bonds) to fund for-profit private projects, such as hospitals and athletic stadiums. No more than 20% of the fund's total assets may be invested in these securities.

    Additional information about Tax-Free Money Market's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling us.

3. WHAT ARE THE SIGNIFICANT RISKS OF INVESTING IN THE FUND?

    *  An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any
       other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

    *  Because cash-equivalent securities are among the safest securities available, the interest they pay is among the lowest for interest-paying securities. Accordingly, the yield on this fund will likely be lower than funds that invest in longer-term or lower-quality securities.

    *  Some of the fund's income may be subject to the federal alternative minimum tax.

    *  Because the fund invests primarily in municipal securities, it will be sensitive to events that affect municipal markets. Tax-Free Money Market may have a higher level of risk than funds that invest in a larger universe of securities.

    FUND PERFORMANCE

    The following bar chart shows the actual performance of Tax-Free Money
    Market's shares for each of the last 10  calendar years. The bar chart indicates the volatility of the fund's historical returns from year to year.
    The bar chart and the performance information below are not intended to indicate how the fund will perform in the future.

    [data from bar chart]
    Calendar Year-By-Year Return(1)
    2000               3.82%
    1999               2.97%
    1998               3.47%
    1997               3.43%
    1996               2.98%
    1995               3.36%
    1994               2.31%
    1993               1.90%
    1992               2.47%
    1991               4.21%

          (1) From August 1, 1997 to December 31, 1998, all or a portion of the fund's management fee was waived. As a result, the fund's returns are higher than they would have been had the waiver not been in effect.

    The highest and lowest quarterly returns for the period reflected in the bar chart are:

                              Highest                 Lowest
    Tax-Free Money Market     1.09% (1Q 1991)         0.44% (1Q 1994)

    The following table shows the average annual total returns of the fund's shares for the periods indicated. The Lipper Tax-Exempt Money Market
    Average, an unmanaged index that reflects no operating costs, is included as a benchmark for performance comparisons. For current performance information, including yields, please call us or access our Web site.

Tax-Free Money Market                         American Century Investments

                                          1 YEAR      5 YEARS    10 YEARS     LIFE OF FUND(1)(2)
     AVERAGE ANNUAL TOTAL RETURNS (PERIOD ENDED DECEMBER 31, 2000)
         Tax-Free
                  Money Market           3.82%      3.33%        3.09%        3.89%

         Lipper Tax-Exempt
                  Money Market
                  Average                3.52%      3.05%        2.96%        3.64%(3)

        (1) The inception date for Tax-Free Money Market is July 31, 1984.

        (2) From August 1, 1997 to December 31, 1998, all or a portion of the fund's management fee was waived. As a result, the fund's returns are higher than they would have been had the waiver not been in effect.

        (3) Since August 31, 1984, the date closest to the fund's inception for which data are available.

4. WHAT ARE THE FUND'S FEES AND EXPENSES?

    There are no sales loads, fees or other charges

    *  to buy fund shares directly from American Century

    *  to reinvest dividends in additional shares

    *  to exchange into the Investor Class shares of other American Century funds

    *  to redeem your shares

    The following table describes the fees and expenses you may pay if you buy and hold shares of the fund.

     ANNUAL FUND OPERATING EXPENSES
     (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
         Management Fee                               0.49%(1)
         Distribution and Service (12b-1) Fees        None
         Other Expenses                               0.01%(2)
         Total Annual Fund Operating Expenses         0.50%

        (1) Based on expenses incurred during the fund's most recent fiscal year. The fund has a stepped fee schedule. As a result, the fund's management fee rate generally decreases as fund assets increase.

        (2) Other expenses include the fees and expenses of the fund's independent trustees and their legal counsel, as well as interest.

           EXAMPLE
             Assuming you . . .

             * invest $10,000 in the fund
             * redeem all of your shares at the end of the periods shown below
             * earn a 5% return each year
             * incur the same operating expenses as shown above

             . . . your cost of investing in the fund would be:

             1 year       3 years      5 years      10 years
             $51          $160         $279          $627

             Of course, actual costs may be higher or lower. Use this example to compare the costs of investing in other funds.

5. WHO ARE THE FUND'S INVESTMENT ADVISOR AND PORTFOLIO MANAGERS?

    American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century uses teams of portfolio managers, assistant portfolio managers and analysts working together to manage its mutual funds. Identified below is the portfolio manager who leads the team that manages Tax-Free Money Market:

    BRYAN E. KARCHER, Vice President and Portfolio Manager, has been a member of the Tax-Free Money Market team since June 1995. He joined American Century in July 1989 and has been a Portfolio Manager since June 1995. He has a bachelor's degree in economics from the University of California- Los
    Angeles. He is a Chartered Financial Analyst.

6. HOW DO I BUY FUND SHARES?

    American Century offers several ways to purchase shares

    * Complete and return an application along with an investment check payable to American Century Investments

    * If you already have an American Century account, call us or access our Web site to exchange shares from another American Century fund

    * Call us and send your investment by bank wire transfer

    Your initial investment must be at least $2,500. If your account balance falls below this account minimum, your shares may be redeemed involuntarily.

Tax-Free Money Market                                          Fund Profile

7. HOW DO I SELL FUND SHARES?

    You may sell all or part of your fund shares on any business day by writing or calling us. You also may exchange your shares in Tax-Free Money Market for shares in nearly 70 other mutual funds offered by American Century.
    Depending on the options you select when you open your account, some restrictions may apply. For your protection, some redemption requests require a signature guarantee.

8. HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

    Dividends are declared and available for redemption daily. Distributions will generally be exempt from federal income tax. Some of the fund's income may, however, be subject to the federal alternative minimum tax. Consult your tax advisor for information about whether you are subject to the federal alternative minimum tax. Distributions are reinvested automatically in additional shares unless you choose another option.

9. WHAT SERVICES ARE AVAILABLE?

    American Century offers several ways to make it easier for you to manage your account, such as

    *  telephone transactions
    *  wire and electronic funds transfers
    *  24-hour Automated Information Line transactions
    *  24-hour online account access and transactions

    You will find more information about these choices in Your Guide to American
    Century Services, which you may request by calling us, accessing our Web site or visiting one of our Investor Centers.

--------------------------------------------------------------------------------
AMERICAN CENTURY INVESTMENTS
P.O. BOX 419200
KANSAS CITY, MISSOURI 64141-6200

INVESTOR RELATIONS
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

FAX
816-340-7962

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485

BUSINESS, NOT-FOR-PROFIT AND
EMPLOYER-SPONSORED RETIREMENT PLANS
1-800-345-3533

Visit our Web site at   WWW.AMERICANCENTURY.COM   [graphic of arrow]

SH-PRF-23606  0101                 American Century Investment Services, Inc.
                                (c)2001 American Century Services Corporation

American Century
Fund Profile

[photo of woman sitting on bench, photo of hand holding pencil]

Tax-Free Money Market Fund

This profile summarizes key information  about the fund that is included in the fund's Prospectus. The fund's Prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest.

You may obtain the Prospectus and other information about  the fund at no cost by calling us at 1-888-345-2071, accessing our Web site or visiting one of our
Investor Centers. See the back cover for additional telephone numbers and our address.

January 29, 2001
Investor Class

[american century brokerage logo (reg. sm) and text logo]
American
Century
_________
Brokerage
_________

TAX-FREE MONEY MARKET FUND

1. WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

    Tax-Free Money Market seeks safety of principal and high current income that is exempt from federal income tax.

2. WHAT IS THE FUND'S INVESTMENT STRATEGY?

    The fund managers buy cash-equivalent, high-quality debt securities with interest payments exempt from federal income tax. Cities, counties and other municipalities in the 50 states and U.S. territories usually issue these securities for public projects, such as schools and roads.

    The fund managers also may buy cash-equivalent, high-quality debt securities with interest payments exempt from regular federal income tax, but are not exempt from the federal alternative minimum tax. Cities, counties and other municipalities usually issue these securities (called private activity bonds) to fund for-profit private projects, such as hospitals and athletic stadiums. No more than 20% of the fund's total assets may be invested in these securities.

    Additional information about Tax-Free Money Market's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling us.

3. WHAT ARE THE SIGNIFICANT RISKS OF INVESTING IN  THE FUND?

    * An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any
      other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

    * Because cash-equivalent securities are among the safest securities available, the interest they pay is among the lowest for interest-paying securities. Accordingly, the yield on this fund will likely be lower than funds that invest in longer-term or lower-quality securities.

    * Some of the fund's income may be subject to the federal alternative minimum tax.

    * Because the fund invests primarily in municipal securities, it will be sensitive to events that affect municipal markets. Tax-Free Money Market may have a higher level of risk than funds that invest in a larger universe of securities.

    FUND PERFORMANCE

    The following bar chart shows the actual performance of Tax-Free Money
    Market's shares for each of the last 10 calendar years. The bar chart indicates the volatility of the fund's historical returns from year to year.
    The bar chart and the performance information below are not intended to indicate how the fund will perform in the future.

    [data from bar chart]
    Calendar Year-By-Year Returns (1)
    2000               3.82%
    1999               2.97%
    1998               3.47%
    1997               3.43%
    1996               2.98%
    1995               3.36%
    1994               2.31%
    1993               1.90%
    1992               2.47%
    1991               4.21%

          (1) From August 1, 1997 to December 31, 1998, all or a portion of the fund's management fee was waived. As a result, the fund's returns are higher than they would have been had the waiver not been in effect.

    The highest and lowest quarterly returns for the period reflected in the bar chart are:

                              Highest                 Lowest
    Tax-Free Money Market     1.09% (1Q 1991)         0.44% (1Q 1994)

    The following table shows the average annual total returns of the fund's shares for the periods indicated. The Lipper Tax-Exempt Money Market
    Average, an unmanaged index that reflects no operating costs, is included as a benchmark for performance comparisons. For current performance information, including yields, please call us or access our Web site.

Tax-Free Money Market                         American Century Investments

                                     1 YEAR     5 YEARS   10 YEARS   LIFE OF FUND(1)(2)
     AVERAGE ANNUAL TOTAL RETURNS (PERIOD ENDED DECEMBER 31, 2000)
         Tax-Free
            Money Market              3.82%     3.33%       3.09%     3.89%

         Lipper Tax-Exempt
            Money Market
            Average                   3.52%     3.05%       2.96%     3.64%(3)

        (1) The inception date for Tax-Free Money Market is July 31, 1984.

        (2) From August 1, 1997 to December 31, 1998, all or a portion of the fund's management fee was waived. As a result, the fund's returns are higher than they would have been had the waiver not been in effect.

        (3) Since August 31, 1984, the date closest to the fund's inception for which data are available.

4. WHAT ARE THE FUND'S FEES AND EXPENSES?

   There are no sales loads, fees or other charges

   * to buy fund shares directly from American Century
   * to reinvest dividends in additional shares
   * to exchange into the Investor Class shares of other American Century funds
   * to redeem your shares

   The following table describes the fees and expenses you may pay if you buy and hold shares of the fund.

     ANNUAL FUND OPERATING EXPENSES
     (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

         Management Fee                               0.49%(1)
         Distribution and Service (12b-1) Fees        None
         Other Expenses                               0.01%(2)
         Total Annual Fund Operating Expenses         0.50%

        (1) Based on expenses incurred during the fund's most recent fiscal year. The fund has a stepped fee schedule. As a result, the fund's management fee rate generally decreases as fund assets increase.

        (2) Other expenses include the fees and expenses of the fund's independent trustees and their legal counsel, as well as interest.

           EXAMPLE
             Assuming you . . .

             * invest $10,000 in the fund
             * redeem all of your shares at the end of the periods shown below
             * earn a 5% return each year
             * incur the same operating expenses as shown above

             . . . your cost of investing in the fund would be:

                   1 year        3 years      5 years      10 years
                    $51           $160         $279          $627

             Of course, actual costs may be higher or lower. Use this example to compare the costs of investing in other funds.

5. WHO ARE THE FUND'S INVESTMENT ADVISOR AND PORTFOLIO MANAGERS?

    American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century uses teams of portfolio managers, assistant portfolio managers and analysts working together to manage its mutual funds. Identified below is the portfolio manager who leads the team that manages Tax-Free Money Market:

    BRYAN E. KARCHER, Vice President and Portfolio Manager, has been a member of the Tax-Free Money Market team since June 1995. He joined American Century in July 1989 and has been a Portfolio Manager since June 1995. He has a bachelor's degree in economics from the University of California- Los
    Angeles. He is a Chartered Financial Analyst.

6. HOW DO I BUY FUND SHARES?

    American Century Brokerage offers several ways to  purchase shares

    * Complete and return a brokerage application along with an investment check payable to American Century Brokerage

    * If you already have an American Century Brokerage account, simply contact us by writing, calling or accessing our Web site

    * Call us and send your investment by bank wire transfer

    Your initial investment in your brokerage account must be at least $2,500.
    If your account balance falls below this account minimum, your shares may be redeemed involuntarily.

Tax-Free Money Market                                          Fund Profile

7. HOW DO I SELL FUND SHARES?

  The most convenient way for you to sell money market fund shares in your brokerage account is to use our CheckWriting feature. If you do not have checks, you can call us during business hours or send us a letter requesting a redemption check or bank wire. Bank wires require a minimum redemption of
  $1,000 and a $20 fee applies. In addition, we will automatically sell sufficient shares in Tax-Free Money Market when you direct us to make other investments in your brokerage account.

  Depending on the options you select when you open your account, some restrictions may apply. For your protection, some redemption requests may require a signature guarantee.

8. HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

  Dividends are declared and available for redemption daily. Distributions will generally be exempt from federal income tax. Some of the fund's income may, however, be subject to the federal alternative minimum tax. Consult your tax advisor for information about whether you are subject to the federal alternative minimum tax. Distributions are reinvested automatically in additional shares unless you choose another option.

9. WHAT SERVICES ARE AVAILABLE?

  American Century Brokerage offers several ways to make it easier for you to manage your account, such as

  *  telephone transactions
  *  wire and electronic funds transfers
  *  TeleSelect Automated Information and Trading Line transactions
  *  24-hour online account access and transactions

  You will find more information about these choices in our Brokerage
  Information Kit, which you may request by calling us, accessing our Web site or visiting one of our Investor Centers.

--------------------------------------------------------------------------------
AMERICAN CENTURY BROKERAGE, INC.
P.O. Box 419146
Kansas City, Missouri 64141-6146

BROKERAGE CLIENT RELATIONS ASSOCIATE
1-888-345-2071

FAX
650-967-9627

TELESELECT AUTOMATED INFORMATION
AND TRADING LINE
1-888-345-2091

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113

SEP-IRA SERVICES
1-800-345-3533, ext. 4210

Visit our Web site at   WWW.AMERICANCENTURY.COM   [graphic of arrow]

BK-PRF-23630   0101                American Century Investment Services, Inc.
                                (c)2001 American Century Services Corporation

[front cover]

AMERICAN CENTURY
Fund Profile

[photo of woman sitting on bench, photo of hand holding pencil]

Intermediate-Term Tax-Free Fund

This profile summarizes key information about the fund that is included in the fund's Prospectus. The fund's Prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest.

You may obtain the Prospectus and other information about the fund at no cost by calling us at 1-800-345-2021, accessing our Web site or visiting one of our
Investor Centers. See the back cover for additional telephone numbers and our address.

January 29, 2001
Investor Class

[american century logo (reg.sm)]
American Century

INTERMEDIATE-TERM TAX-FREE FUND

1. WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

    Intermediate-Term Tax-Free seeks safety of principal and high current income that is exempt from federal income tax.

2. WHAT IS THE FUND'S INVESTMENT STRATEGY?

    The fund managers buy intermediate-term, quality debt securities with interest payments exempt from federal income tax. Cities, counties and other municipalities in the 50 states and U.S. territories usually issue these securities for public projects, such as schools and roads.

    The fund managers also may buy intermediate-term, quality debt securities with interest payments exempt from regular federal income tax, but are not exempt from the federal alternative minimum tax. Cities, counties and other municipalities usually issue these securities (called private activity bonds) to fund for-profit private projects, such as hospitals and athletic stadiums. No more than 20% of the fund's total assets may be invested in these securities.

    In the event of exceptional market or economic conditions, the fund may, as a temporary defensive measure, invest all or a substantial portion of its assets in cash or cash-equivalent securities. If a fund assumes a defensive position, it will not be pursuing its investment objectives and may generate taxable income.

    The weighted average maturity of the fund is expected to be between five and
    10 years.

    Additional information about Intermediate-Term Tax-Free's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling us.

3. WHAT ARE THE SIGNIFICANT RISKS OF INVESTING IN THE FUND?

    *  When interest rates change, the fund's share value will be affected.
       Generally, when interest rates rise, the fund's share value will decline.
       The opposite is true when interest rates decline. This interest rate risk is higher for Intermediate-Term Tax-Free than for funds that have shorter weighted average maturities, such as money market and short-term bond funds.

    *  The fund may invest in securities rated in the lowest investment-grade category (for example, Baa or BBB). The issuers of these securities are more likely to pose a credit risk, that is, to have problems making interest and principal payments.

    *  Some of the fund's income may be subject to the federal alternative minimum tax.

    *  Because the fund invests primarily in municipal securities, it will be sensitive to events that affect municipal markets. Intermediate-Term
       Tax-Free may have a higher level of risk than funds that invest in a larger universe of securities.

    *  As with all funds, your shares may be worth more or less at any given time than the price you paid for them. As a result, it is possible to lose money by investing in the fund.

    *  An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any
       other government agency.

    In summary, Intermediate-Term Tax-Free is intended for investors who seek safety of principal and high current income that is exempt from federal income tax through a municipal securities fund and who are willing to accept the risks associated with the fund's investment strategy.

    FUND PERFORMANCE

    The following bar chart shows the actual performance of Intermediate-Term
    Tax-Free's shares for each of the last 10 calendar years. The bar chart indicates the volatility of the fund's historical returns from year to year.
    The bar chart and the performance information below are not intended to indicate how the fund will perform in the future.

Intermediate-Term Tax-Free                    American Century Investments

    [data shown in bar chart]

    Calendar Year-By-Year Returns

    2000     9.91%
    1999    -0.95%
    1998     5.81%
    1997     7.44%
    1996     3.94%
    1995    11.93%
    1994    -2.06%
    1993     9.07%
    1992     7.17%
    1991    10.05%

    The highest and lowest quarterly returns for the period reflected in the bar chart are:

                                  Highest               Lowest
    ---------------------------------------------------------------------------
    Intermediate-Term Tax-Free    4.17% (1Q 1995)       -3.54% (1Q 1994)

    The following table shows the average annual total returns of the fund's shares for the periods indicated. The Lehman 5-Year General Obligation (GO)
    Index, an unmanaged index that reflects no operating costs, is included as a benchmark for performance comparisons. For current performance information, including yields, please call us or access our Web site.

                             1 YEAR    5 YEARS    10 YEARS    LIFE OF FUND(1)

     AVERAGE ANNUAL TOTAL RETURNS (PERIOD ENDED DECEMBER 31, 2000)

        Intermediate-Term
           Tax-Free          9.91%      5.16%      6.14%         5.82%
        Lehman 5-Year
           GO Index          7.67%      5.04%      6.21%         6.03%(2)

        (1) The inception date for Intermediate-Term Tax-Free is March 2, 1987.

        (2) Since February 28, 1987, the date closest to the fund's inception for which data are available.

4. WHAT ARE THE FUND'S FEES AND EXPENSES?

    There are no sales loads, fees or other charges

    *  to buy fund shares directly from American Century

    *  to reinvest dividends in additional shares

    *  to exchange into the Investor Class shares of other American Century funds

    *  to redeem your shares

    The following table describes the fees and expenses you may pay if you buy and hold shares of the fund.

     ANNUAL FUND OPERATING EXPENSES
     (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

        Management Fee                                  0.51%(1)
        Distribution and Service (12b-1) Fees           None
        Other Expenses                                  0.01%(2)
        Total Annual Fund Operating Expenses            0.52%

        (1) Based on expenses incurred during the fund's most recent fiscal year. The fund has a stepped fee schedule. As a result, the fund's management fee rate generally decreases as fund assets increase.

        (2) Other expenses include the fees and expenses of the fund's independent trustees and their legal counsel, as well as interest.

           EXAMPLE

             Assuming you . . .

             * invest $10,000 in the fund
             * redeem all of your shares at the end of the periods shown below
             * earn a 5% return each year
             * incur the same operating expenses as shown above

             . . . your cost of investing in the fund would be:

             1 year       3 years      5 years       10 years
              $53          $167         $290           $652

             Of course, actual costs may be higher or lower. Use this example to compare the costs of investing in other funds.

5. WHO ARE THE FUND'S INVESTMENT ADVISOR AND PORTFOLIO MANAGERS?

    American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century uses teams of portfolio managers, assistant portfolio managers and analysts working together to manage its mutual funds. Identified below is the portfolio manager who leads the team that manages Intermediate-Term Tax-Free:

    KENNETH SALINGER, Portfolio Manager, has been a member of the team that manages Intermediate-Term Tax-Free since June 1999. He joined American
    Century in April 1992. He has a bachelor's degree in quantitative economics from the University of California-San Diego. He is a Chartered Financial
    Analyst.

Intermediate-Term Tax-Free                                     Fund Profile

6. HOW DO I BUY FUND SHARES?

    American Century offers several ways to purchase shares

    *  Complete and return an application along with an investment check payable to American Century Investments

    *  If you already have an American Century account, call us or access our
       Web site to exchange shares from another American Century fund

    *  Call us and send your investment by bank wire transfer

    Your initial investment must be at least $5,000. If your account balance falls below this account minimum, your shares may be redeemed involuntarily.

7. HOW DO I SELL FUND SHARES?

    You may sell all or part of your fund shares on any business day by writing or calling us. You also may exchange your shares in Intermediate-Term
    Tax-Free for shares in nearly 70 other mutual funds offered by American
    Century. Depending on the options you select when you open your account, some restrictions may apply. For your protection, some redemption requests require a signature guarantee.

8. HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

    Intermediate-Term Tax-Free pays distributions of substantially all of its income monthly. Distributions will generally be exempt from federal income tax. Some of the fund's income may, however, be subject to the federal alternative minimum tax. Consult your tax advisor for information about whether you are subject to the federal alternative minimum tax.
    Distributions are reinvested automatically in additional shares unless you choose another option.

9. WHAT SERVICES ARE AVAILABLE?

    American Century offers several ways to make it easier for you to manage your account, such as

    *  telephone transactions
    *  wire and electronic funds transfers
    *  24-hour Automated Information Line transactions
    *  24-hour online account access and transactions

    You will find more information about these choices in Your Guide to American
    Century Services, which you may request by calling us, accessing our Web site or visiting one of our Investor Centers.

--------------------------------------------------------------------------------
AMERICAN CENTURY INVESTMENTS
P.O. BOX 419200
KANSAS CITY, MISSOURI 64141-6200

INVESTOR RELATIONS
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

FAX
816-340-7962

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485

BUSINESS, NOT-FOR-PROFIT AND
EMPLOYER-SPONSORED RETIREMENT PLANS
1-800-345-3533

Visit our Web site at WWW.AMERICANCENTURY.COM

                                   American Century Investment Services, Inc.
SH-PRF-23626   0101             (c)2001 American Century Services Corporation

[front cover]

AMERICAN CENTURY
Fund Profile

[photo of woman sitting on bench, photo of hand holding pencil]

Long-Term Tax-Free Fund

This profile summarizes key information about the fund that is included in the fund's Prospectus. The fund's Prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest.

You may obtain the Prospectus and other information about the fund at no cost by calling us at 1-800-345-2021, accessing our Web site or visiting one of our
Investor Centers. See the back cover for additional telephone numbers and our address.

January 29, 2001
Investor Class

[american century logo (reg.sm)]
American Century

LONG-TERM TAX-FREE FUND

1. WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

    Long-Term Tax-Free seeks safety of principal and high current income that is exempt from federal income tax.

2. WHAT IS THE FUND'S INVESTMENT STRATEGY?

    The fund managers buy long-term, quality debt securities with interest payments exempt from federal income tax. Cities, counties and other municipalities in the 50 states and U.S. territories usually issue these securities for public projects, such as schools and roads.

    The fund managers also may buy long-term, quality debt securities with interest payments exempt from regular federal income tax, but are not exempt from the federal alternative minimum tax. Cities, counties and other municipalities usually issue these securities (called private activity bonds) to fund for-profit private projects, such as hospitals and athletic stadiums. No more than 20% of the fund's total assets may be invested in these securities.

    In the event of exceptional market or economic conditions, the fund may, as a temporary defensive measure, invest all or a substantial portion of its assets in cash or cash-equivalent securities. If a fund assumes a defensive position, it will not be pursuing its investment objectives and may generate taxable income.

    The weighted average maturity of the fund is expected to be 10 years or longer.

    Additional information about Long-Term Tax-Free's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling us.

3. WHAT ARE THE SIGNIFICANT RISKS OF INVESTING IN THE FUND?

    *  When interest rates change, the fund's share value will be affected.
       Generally, when interest rates rise, the fund's share value will decline.
       The opposite is true when interest rates decline. This interest rate risk is higher for Long-Term Tax-Free than for funds that have shorter weighted average maturities, such as money market, short-term and intermediate-term bond funds.

    *  The fund may invest in securities rated in the lowest investment-grade category (for example, Baa or BBB). The issuers of these securities are more likely to pose a credit risk, that is, to have problems making interest and principal payments.

    *  Some of the fund's income may be subject to the federal alternative minimum tax.

    *  Because the fund invests primarily in municipal securities, it will be sensitive to events that affect municipal markets. Long-Term Tax-Free may have a higher level of risk than funds that invest in a larger universe of securities.

    *  As with all funds, your shares may be worth more or less at any given time than the price you paid for them. As a result, it is possible to lose money by investing in the fund.

    *  An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any
       other government agency.

    In summary, Long-Term Tax-Free is intended for investors who seek safety of principal and high current income that is exempt from federal income tax through a municipal securities fund and who are willing to accept the risks associated with the fund's investment strategy.

    FUND PERFORMANCE

    The following bar chart shows the actual performance of Long-Term Tax-Free's shares for each of the last 10 calendar years. The bar chart indicates the volatility of the fund's historical returns from year to year. The bar chart and the performance information below are not intended to indicate how the fund will perform in the future.

Long-Term Tax-Free                            American Century Investments

    [data shown in bar chart]

    Calendar Year-By-Year Returns

    2000     12.72%
    1999     -4.99%
    1998      5.94%
    1997      9.59%
    1996      3.08%
    1995     18.50%
    1994     -5.58%
    1993     12.15%
    1992      7.61%
    1991     12.01%

    The highest and lowest quarterly returns for the period reflected in the bar chart are:

                               Highest                 Lowest
    ---------------------------------------------------------------------------
    Long-Term Tax-Free         6.68% (1Q 1995)         -5.46% (1Q 1994)

    The following table shows the average annual total returns of the fund's shares for the periods indicated. The Lehman Long-Term Municipal Bond Index, an unmanaged index that reflects no operating costs, is included as a benchmark for performance comparisons. For current performance information, including yields, please call us or access our Web site.

                            1 YEAR     5 YEARS     10 YEARS     LIFE OF FUND(1)

     AVERAGE ANNUAL TOTAL RETURNS (PERIOD ENDED DECEMBER 31, 2000)

        Long-Term Tax-Free  12.72%       5.09%       6.84%           6.70%
        Lehman Long-Term
          Municipal Bond
          Index             16.50%       6.20%       8.08%           7.89%(2)

        (1) The inception date for Long-Term Tax-Free is March 2, 1987.

        (2) Since February 28, 1987, the date closest to the fund's inception for which data are available.

4. WHAT ARE THE FUND'S FEES AND EXPENSES?

    There are no sales loads, fees or other charges

    *  to buy fund shares directly from American Century

    *  to reinvest dividends in additional shares

    *  to exchange into the Investor Class shares of other American Century funds

    *  to redeem your shares

    The following table describes the fees and expenses you may pay if you buy and hold shares of the fund.

     ANNUAL FUND OPERATING EXPENSES
     (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

        Management Fee                               0.51%(1)
        Distribution and Service (12b-1) Fees        None
        Other Expenses                               0.01%(2)
        Total Annual Fund Operating Expenses         0.52%

        (1) Based on expenses incurred during the fund's most recent fiscal year. The fund has a stepped fee schedule. As a result, the fund's management fee rate generally decreases as fund assets increase.

        (2) Other expenses include the fees and expenses of the fund's independent trustees and their legal counsel, as well as interest.

           EXAMPLE

             Assuming you . . .

             * invest $10,000 in the fund
             * redeem all of your shares at the end of the periods shown below
             * earn a 5% return each year
             * incur the same operating expenses as shown above

             . . . your cost of investing in the fund would be:

             1 year      3 years      5 years      10 years
              $53         $167         $290          $652

             Of course, actual costs may be higher or lower. Use this example to compare the costs of investing in other funds.

5. WHO ARE THE FUND'S INVESTMENT ADVISOR AND PORTFOLIO MANAGERS?

    American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century uses teams of portfolio managers, assistant portfolio managers and analysts working together to manage its mutual funds. Identified below is the portfolio manager who leads the team that manages Long-Term Tax-Free:

    G. DAVID MACEWEN, Senior Vice President and Portfolio Manager, supervises the American Century Municipal Trust team and has been a member of the
    Long-Term Tax-Free team since May 1991. He joined American Century in May
    1991 as a Municipal Portfolio Manager. He has a bachelor's degree in economics from Boston University and an MBA in finance from the University of Delaware.

Long-Term Tax-Free                                             Fund Profile

6. HOW DO I BUY FUND SHARES?

    American Century offers several ways to purchase shares

    *  Complete and return an application along with an investment check payable to American Century Investments

    *  If you already have an American Century account, call us or access our
       Web site to exchange shares from another American Century fund

    *  Call us and send your investment by bank wire transfer

    Your initial investment must be at least $5,000. If your account balance falls below this account minimum, your shares may be redeemed involuntarily.

7. HOW DO I SELL FUND SHARES?

    You may sell all or part of your fund shares on any business day by writing or calling us. You also may exchange your shares in Long-Term Tax-Free for shares in nearly 70 other mutual funds offered by American Century.
    Depending on the options you select when you open your account, some restrictions may apply. For your protection, some redemption requests require a signature guarantee.

8. HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

    Long-Term Tax-Free pays distributions of substantially all of its income monthly. Distributions will generally be exempt from federal income tax.
    Some of the fund's income may, however, be subject to the federal alternative minimum tax. Consult your tax advisor for information about whether you are subject to the federal alternative minimum tax.
    Distributions will automatically be reinvested in additional shares unless you choose another option.

9. WHAT SERVICES ARE AVAILABLE?

    American Century offers several ways to make it easier for you to manage your account, such as

    *  telephone transactions
    *  wire and electronic funds transfers
    *  24-hour Automated Information Line transactions
    *  24-hour online account access and transactions

    You will find more information about these choices in Your Guide to American
    Century Services, which you may request by calling us, accessing our Web site or visiting one of our Investor Centers.

--------------------------------------------------------------------------------
AMERICAN CENTURY INVESTMENTS
P.O. BOX 419200
KANSAS CITY, MISSOURI 64141-6200

INVESTOR RELATIONS
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

FAX
816-340-7962

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485

BUSINESS, NOT-FOR-PROFIT AND
EMPLOYER-SPONSORED RETIREMENT PLANS
1-800-345-3533

Visit our Web site at WWW.AMERICANCENTURY.COM

                                   American Century Investment Services, Inc.
SH-PRF-23627   0101             (c)2001 American Century Services Corporation

AMERICAN CENTURY
Fund Profile
[photo of woman sitting on bench, photo of hand holding pencil]

Limited-Term Tax-Free Fund

This profile summarizes key information about the fund that is included in the fund's Prospectus. The fund's Prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest.

You may obtain the Prospectus and other information about the fund at no cost by calling us at 1-800-345-2021, accessing our Web site or visiting one of our
Investor Centers. See the back cover for additional telephone numbers and our address.

January 29, 2001
Investor Class

[american century logo (reg.sm)]
American Century

LIMITED-TERM TAX-FREE FUND

1. WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

    Limited-Term Tax-Free seeks safety of principal and high current income that is exempt from federal income tax.

2. WHAT IS THE FUND'S INVESTMENT STRATEGY?

    The fund managers buy short-term, quality debt securities with income payments exempt from federal income tax. Cities, counties and other municipalities in the 50 states and U.S. territories usually issue these securities for public projects, such as schools and roads.

    The fund managers also may buy short-term, quality debt securities with income payments exempt from regular federal income tax, but are not exempt from the federal alternative minimum tax. Cities, counties and other municipalities usually issue these securities (called private activity bonds) to fund for-profit private projects, such as hospitals and athletic stadiums. No more than 20% of the fund's total assets may be invested in these securities.

    In the event of exceptional market or economic conditions, the fund may, as a temporary defensive measure, invest all or a substantial portion of its assets in cash or cash-equivalent securities. To the extent the fund assumes a defensive position, it will not be pursuing its investment objectives and may generate taxable income.

    The weighted average maturity of the fund is expected to be five years or less.

    Additional information about Limited-Term Tax-Free's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling us.

3. WHAT ARE THE SIGNIFICANT RISKS OF INVESTING  IN THE FUND?

    * When interest rates change, the fund's share value will be affected.
      Generally, when interest rates rise, the fund's share value will decline.
      The opposite is true when interest rates decline. This interest rate risk is higher for Limited-Term Tax-Free than for funds that have shorter weighted average maturities, such as money market funds.

    * The fund may invest in securities rated in the lowest investment-grade category (for example, Baa or BBB). The issuers of these securities are more likely to pose a credit risk, that is, to have problems making interest and principal payments.

    * Some of the fund's income may be subject to the federal alternative minimum tax.

    * Because the fund invests primarily in municipal securities, it will be sensitive to events that affect municipal markets. Limited-Term Tax-Free may have a higher level of risk than funds that invest in a larger universe of securities.

    * As with all funds, your shares may be worth more or less at any given time than the price you paid for them. As a result, it is possible to lose money by investing in the fund.

    * An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any
      other government agency.

    In summary, Limited-Term Tax-Free is intended for investors who seek safety of principal and high current income that is exempt from federal income tax through a municipal securities fund and who are willing to accept the risks associated with the fund's investment strategy.

    FUND PERFORMANCE

    The following bar chart shows the actual performance of Limited-Term
    Tax-Free's shares for each full calendar year since the fund's inception on
    March 1, 1993. The bar chart indicates the volatility of the fund's historical returns from year to year. The bar chart and the performance information below are not intended to indicate how the fund will perform in the future.

    [data from bar chart]
    Calendar Year-By-Year Returns
    2000               6.95%
    1999               1.17%
    1998               5.13%
    1997               5.60%
    1996               3.68%
    1995               6.75%
    1994               2.47%

Limited-Term Tax-Free                         American Century Investments

    The highest and lowest quarterly returns for the period reflected in the bar chart are:

                              Highest                 Lowest
    Limited-Term Tax-Free     2.55% (4Q 2000)         -0.81% (2Q 1999)

    The following table shows the average annual total returns of the fund's shares for the periods indicated. The Merrill Lynch 0-3 Year Municipal
    Index, an unmanaged index that reflects no operating costs, is included as a benchmark for performance comparisons. For current performance information, including yields, please call us or access our Web site.

                                         1 YEAR      5 YEARS    LIFE OF FUND(1)
     AVERAGE ANNUAL TOTAL RETURNS (PERIOD ENDED DECEMBER 31, 2000)
      Limited-Term Tax-Free               6.95%       4.49%     4.46%

      Merrill Lynch 0-3 Year
         Municipal Index                  5.68%       4.39%     4.29%

        (1) The inception date for Limited-Term Tax-Free is March 1, 1993.

4. WHAT ARE THE FUND'S FEES AND EXPENSES?

   There are no sales loads, fees or other charges

   * to buy fund shares directly from American Century
   * to reinvest dividends in additional shares
   * to exchange into the Investor Class shares of other American Century funds
   * to redeem your shares

   The following table describes the fees and expenses you may pay if you buy and hold shares of the fund.

     ANNUAL FUND OPERATING EXPENSES
     (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
               Management Fee                                    0.51%(1)
               Distribution and Service (12b-1) Fees             None
               Other Expenses                                    0.01%(2)
               Total Annual Fund Operating Expenses              0.52%

        (1) Based on expenses incurred during the fund's most recent fiscal year. The fund has a stepped fee schedule. As a result, the fund's management fee rate generally decreases as fund assets increase.

        (2) Other expenses include the fees and expenses of the fund's independent trustees and their legal counsel, as well as interest.

           EXAMPLE
             Assuming you . . .

             * invest $10,000 in the fund
             * redeem all of your shares at the end of the periods shown below
             * earn a 5% return each year
             * incur the same operating expenses as shown above

             . . . your cost of investing in the fund would be:

             1 year       3 years      5 years          10 years
              $53          $167         $290              $652

             Of course, actual costs may be higher or lower. Use this example to compare the costs of investing in other funds.

5. WHO ARE THE FUND'S INVESTMENT ADVISOR AND PORTFOLIO MANAGERS?

    American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century uses teams of portfolio managers, assistant portfolio managers and analysts working together to manage its mutual funds. Identified below are the portfolio managers for the Limited-Term Tax-Free team:

    G. DAVID MACEWEN, Senior Vice President and Portfolio Manager, supervises the American Century Municipal Trust team and has been a member of the team that manages Limited-Term Tax-Free since June 1999. He joined American
    Century in May 1991 as a Municipal Portfolio Manager. He has a bachelor's degree in economics from Boston University and an MBA in finance from the
    University of Delaware.

    BRYAN E. KARCHER, Vice President and Portfolio Manager, has been a member of the team that manages Limited-Term  Tax-Free since June 1999. He joined
    American Century in July 1989 and has been a Portfolio Manager since June
    1995. He has a bachelor's degree in economics from the University of
    California - Los Angeles. He is a Chartered Financial Analyst.

Limited-Term Tax-Free                                          Fund Profile

6. HOW DO I BUY FUND SHARES?

    American Century offers several ways to purchase shares

    * Complete and return an application along with an investment check payable to American Century Investments

    * If you already have an American Century account, call us or access our Web site to exchange shares from another American Century fund

    * Call us and send your investment by bank wire transfer

    Your initial investment must be at least $5,000. If your account balance falls below this account minimum, your shares may be redeemed involuntarily.

7. HOW DO I SELL FUND SHARES?

    You may sell all or part of your fund shares on any business day by writing or calling us. You also may exchange your shares in Limited-Term Tax-Free for shares in nearly 70 other mutual funds offered by American Century.
    Depending on the options you select when you open your account, some restrictions may apply. For your protection, some redemption requests require a signature guarantee.

8. HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

    Limited-Term Tax-Free pays distributions of substantially all of its income monthly. Distributions will generally be exempt from federal income tax.
    Some of the fund's income may, however, be subject to the federal alternative minimum tax. Consult your tax advisor for information about whether you are subject to the federal alternative minimum tax.
    Distributions are reinvested automatically in additional shares unless you choose another option.

9. WHAT SERVICES ARE AVAILABLE?

    American Century offers several ways to make it easier for you to manage your account, such as

    *  telephone transactions
    *  wire and electronic funds transfers
    *  24-hour Automated Information Line transactions
    *  24-hour online account access and transactions

    You will find more information about these choices in Your Guide to American
    Century Services, which you may request by calling us, accessing our Web site or visiting one of our Investor Centers.

--------------------------------------------------------------------------------
AMERICAN CENTURY INVESTMENTS
P.O. BOX 419200
KANSAS CITY, MISSOURI 64141-6200

INVESTOR RELATIONS
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

FAX
816-340-7962

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485

BUSINESS, NOT-FOR-PROFIT AND
EMPLOYER-SPONSORED RETIREMENT PLANS
1-800-345-3533

Visit our Web site at   WWW.AMERICANCENTURY.COM   [graphic of arrow]

SH-PRF-23605  0101                American Century Investment Services, Inc.
                               (c)2001 American Century Services Corporation

AMERICAN CENTURY
Fund Profile
[photo of woman sitting on bench, photo of hand holding pencil]

High-Yield Municipal Fund

This profile summarizes key information about the fund that is included in the fund's Prospectus. The fund's Prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest.

You may obtain the Prospectus and other information about the fund at no cost by calling us at 1-800-345-2021, accessing our Web site or visiting one of our
Investor Centers. See the back cover for additional telephone numbers and our address.

January 29, 2001
Investor Class

[american century logo (reg.sm)]
American Century

HIGH-YIELD MUNICIPAL FUND

1. WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

    High-Yield Municipal seeks high current income that is exempt from federal income tax. Capital appreciation is a secondary objective.

2. WHAT IS THE FUND'S INVESTMENT STRATEGY?

    The fund managers buy long- and intermediate-term debt securities with interest payments exempt from federal income tax. Cities, counties and other municipalities in the 50 states and U.S. territories usually issue these securities for public projects, such as schools and roads.

    The fund managers also may buy long- and intermediate-term debt securities with interest payments exempt from regular federal income tax, but are not exempt from the federal alternative minimum tax. Cities, counties and other municipalities usually issue these securities (called private activity bonds) to fund for-profit private projects, such as hospitals and athletic stadiums.

    The fund managers buy securities that are rated below investment grade, including so-called junk bonds. Issuers of these securities often have short financial histories or have questionable credit or have had and may continue to have problems making interest and principal payments.

    The fund managers also may buy unrated securities if they determine such securities meet the investment objective of the fund.

    Although High-Yield Municipal invests primarily for income, it also employs techniques designed to realize capital appreciation. For example, the fund managers may select bonds with maturities and coupon rates that position the fund for potential capital appreciation for a variety of reasons, including their view on the direction of future interest-rate movements and the potential for a credit upgrade.

    In the event of exceptional market or economic conditions, the fund may, as a temporary defensive measure, invest all or a substantial portion of its assets in cash or cash-equivalent securities. If a fund assumes a defensive position, it will not be pursing its investment objectives and may generate taxable income.

    The fund managers attempt to keep the weighted average maturity of the fund at 10 years or longer.

    Additional information about High-Yield Municipal's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling us.

3. WHAT ARE THE SIGNIFICANT RISKS OF INVESTING IN THE FUND?

    *  When interest rates change, the fund's share value will be affected.
       Generally, when interest rates rise, the fund's share value will decline.
       The opposite is true when interest rates decline. The interest rate risk is higher for High-Yield Municipal than for funds that have shorter weighted average maturities, such as short-term and intermediate-term funds.

    *  The fund's investments often have high credit risk, which helps it pursue a higher yield than more conservatively managed bond funds. Issuers of high-yield securities are more vulnerable to real or perceived economic changes (such as an economic downturn or a prolonged period of rising interest rates), political changes or adverse developments specific to the issuer. Adverse economic, political and other developments may be more likely to cause an issuer of low-quality bonds to default on its obligation to pay interest and principal due under its securities.

    *  The fund may invest part of its assets in securities rated below investment grade or that are unrated, including bonds that are in technical or monetary default. By definition, the issuers of many of these securities have had and may continue to have problems making interest and principal payments.

    *  The market for lower-quality debt securities is generally less liquid than the market for higher-quality securities. Adverse publicity and investor perceptions, as well as new and proposed laws, also may have a greater negative impact on the market for lower-quality securities.

    *  Some or all of the fund's income may be subject to the federal alternative minimum tax.

High-Yield Municipal                          American Century Investments

    *  Because the fund invests primarily in municipal securities, it will be sensitive to events that affect municipal markets. High-Yield Municipal may have a higher level of risk than funds that invest in a larger universe of securities.

    *  As with all funds, at any given time the value of your shares may be worth more or less than the price you paid. As a result, it is possible to lose money by investing in the fund.

    *  An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any
       other government agency.

    In summary, High-Yield Municipal is intended for investors who seek high current income that is exempt from federal income tax through a municipal securities fund and who are willing to accept the risks associated with the fund's investment strategy.

    FUND PERFORMANCE

    The following bar chart shows the actual performance  of High-Yield
    Municipal's shares for each full calendar year since the fund's inception on
    March 31, 1998. The bar chart indicates the volatility of the fund's historical returns from year to year. The bar chart and the performance information below are not intended to indicate how the fund will perform in the future.

    [data from bar chart]
    Calendar Year-By-Year Returns (1)
    2000             7.29%
    1999            -2.03%

          (1) From March 31, 1998 to October 31, 1999, all or a portion of the fund's management fee was waived. As a result, the fund's returns are higher than they would have been had the waiver not been in effect.

    The highest and lowest quarterly returns for the period reflected in the bar chart are:

                              Highest                 Lowest
    High-Yield Municipal      2.69% (3Q 2000)         -1.34% (3Q 1999)

    The following table shows the average annual total returns of the fund's shares for the periods indicated. The Lehman Long-Term Municipal Bond Index, an unmanaged index that reflects no operating costs, is included as a benchmark for performance comparisons. For current performance information, including yields, please call us or access our Web site.

                                                  1 YEAR    LIFE OF FUND(1)(2)
     AVERAGE ANNUAL TOTAL RETURNS (PERIOD ENDED DECEMBER 31, 2000)
         High-Yield Municipal                     7.29%        4.22%

         Lehman Long-Term
            Municipal Bond Index                 16.50%        5.18%

        (1) The inception date for High-Yield Municipal is March 31, 1998.

        (2) From March 31, 1998 to October 31, 1999, all or a portion of the fund's management fee was waived. As a result, the fund's returns are higher than they would have been had the waiver not been in effect.

4. WHAT ARE THE FUND'S FEES AND EXPENSES?

   There are no sales loads, fees or other charges

   * to buy fund shares directly from American Century
   * to reinvest dividends in additional shares
   * to exchange into the Investor Class shares of other American Century funds
   * to redeem your shares

    The following table describes the fees and expenses you may pay if you buy and hold shares of the fund.

     ANNUAL FUND OPERATING EXPENSES
     (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
         Management Fee                               0.64%(1)
         Distribution and Service (12b-1) Fees        None
         Other Expenses                               0.01%(2)
         Total Annual Fund Operating Expenses         0.65%(3)

        (1) Based on expenses incurred during the fund's most recent fiscal year. The fund has a stepped fee schedule. As a result, the fund's management fee rate generally decreases as fund assets increase.

        (2) Other expenses include the fees and expenses of the fund's independent trustees and their legal counsel, as well as interest.

        (3) The advisor waived all expenses of High-Yield Municipal through
            April 30, 1999. The advisor waived a portion of the expenses from
            May 1, 1999 through October 31, 1999. The fee is shown without the effect of the fee waiver.

High-Yield Municipal                                           Fund Profile

           EXAMPLE
             Assuming you . . .

             * invest $10,000 in the fund
             * redeem all of your shares at the end of the periods shown below
             * earn a 5% return each year
             * incur the same operating expenses as shown above

             . . . your cost of investing in the fund would be:

                   1 year     3 years    5 years   10 years
                   $66        $208       $362       $809

             Of course, actual costs may be higher or lower. Use this example to compare the costs of investing in other funds.

5. WHO ARE THE FUND'S INVESTMENT ADVISOR AND PORTFOLIO MANAGERS?

    American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century uses teams of portfolio managers, assistant portfolio managers and analysts working together to manage its mutual funds. Identified below is the portfolio manager who leads the team that manages High-Yield Municipal:

    STEVEN M. PERMUT, Vice President, Director of Municipal Research and
    Portfolio Manager, has been a member  of the High-Yield Municipal team since its inception in March 1998. He joined American Century in June 1987. He has bachelor's degrees in business and geography from State University of New
    York - Oneonta and an MBA in finance from Golden Gate University - San
    Francisco.

6. HOW DO I BUY FUND SHARES?

    American Century offers several ways to purchase shares

    * Complete and return an application along with an investment check payable to American Century Investments

    * If you already have an American Century account, call us or access our Web site to exchange shares from another American Century fund

    * Call us and send your investment by bank wire transfer

    Your initial investment must be at least $5,000. If your account balance falls below this account minimum, your shares may be redeemed involuntarily.

7. HOW DO I SELL FUND SHARES?

    You may sell all or part of your fund shares on any business day by writing or calling us. You also may exchange your shares in High-Yield Municipal for shares in nearly 70 other mutual funds offered by American Century.
    Depending on the options you select when you open your account, some restrictions may apply. For your protection, some redemption requests require a signature guarantee.

8. HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

    High-Yield Municipal pays distributions of substantially all of its income monthly. Distributions will generally be exempt from federal income tax.
    Some or all of the fund's income may, however, be subject to the federal alternative minimum tax. Consult your tax advisor for information about whether you are subject to the federal alternative  minimum tax.
    Distributions are reinvested automatically  in additional shares unless you choose another option.

9. WHAT SERVICES ARE AVAILABLE?

    American Century offers several ways to make it easier for you to manage your account, such as

    *  telephone transactions
    *  wire and electronic funds transfers
    *  24-hour Automated Information Line transactions
    *  24-hour online account access and transactions

    You will find more information about these choices in  Your Guide to
    American Century Services, which you may request by calling us, accessing our Web site or visiting one of our Investor Centers.

--------------------------------------------------------------------------------
AMERICAN CENTURY INVESTMENTS
P.O. BOX 419200
KANSAS CITY, MISSOURI 64141-6200

INVESTOR RELATIONS
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

FAX
816-340-7962

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485

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EMPLOYER-SPONSORED RETIREMENT PLANS
1-800-345-3533

Visit our Web site at   WWW.AMERICANCENTURY.COM    [graphic of arrow]

SH-PRF-23608   0101          American Century Investment Services, Inc.
                          (c)2001 American Century Services Corporation